BUSINESS COMBINATION - Shanxi Huaxing (Details) ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Dec. 06, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jan. 01, 2016 CNY (¥)
Assets
Intangible assets | $				$ 0	$ 0
Restricted cash							¥ 2,168,192	¥ 2,165,288
Cash and cash equivalents		¥ 2,173,062
Liabilities
Contract liabilities								(1,310,072)
Equity		65,603,160		$ 9,842,078	9,842,078		65,742,596	¥ 67,669,202	¥ 55,969,188	¥ 55,969,188	¥ 52,175,188
Gain on previously held equity interest remeasured at acquisition-date fair value						¥ 748,086	117,640
Cash and bank balances acquired		2,173,062
Net inflow of cash and cash equivalents included in cash flows from investing activities		¥ 2,173,062			$ 37,183	¥ 255,650	¥ 255,152
Shanxi Huaxing
BUSINESS COMBINATION
Equity interest acquired (as a percent)				50.00%	50.00%			50.00%
Assets
Property, plant and equipment	¥ 7,327,807
Intangible assets	728,067
Land use rights	348,901
Deferred tax assets	8,094
Other non-current assets	60,336
Other current assets	102,396
Inventories	865,418
Trade and notes receivables	44,706
Restricted cash	203,350
Cash and cash equivalents	81,344
Liabilities
Deferred tax liabilities	(722,349)
Interest bearing loans and borrowings	(1,743,036)
Other non-current liabilities	239,998
Contract liabilities	(617,827)
Other payables and accrued expenses	(686,024)
Trade and notes payables	(1,594,724)
Net assets	4,166,461
Share of net assets acquired	4,166,461
Difference recognized in equity	1,163,949
Cash consideration	2,665,205							¥ 2,665,000
Fair value of previously held equity interest	2,665,205
Equity	5,330,410
Initial investment cost	2,351,479
Investment income recognized under the equity method	(77,309)
Share of changes in reserves under the equity method	11,166
Cash dividends declared	(236,556)
Book value of the investment	2,048,780
Fair value of the investment	2,665,205
Gain on previously held equity interest remeasured at acquisition-date fair value	616,425
Cash and bank balances acquired	81,344
Net inflow of cash and cash equivalents included in cash flows from investing activities	¥ (2,583,861)
Revenue			¥ 415,509
Profit for the year			110,917
Net cash flows			¥ (434)
Shanxi Huaxing | The Group
BUSINESS COMBINATION
Proportion of ownership interest in associate				100.00%
Shanxi Huaxing | Shanxi Huaxing
BUSINESS COMBINATION
Proportion of ownership interest in associate							50.00%
Chalco Hong Kong | Shanxi Huaxing
BUSINESS COMBINATION
Proportion of ownership interest in associate							10.00%
Baotou Communication Investment Group Limited [Member] | Shanxi Huaxing
BUSINESS COMBINATION
Proportion of ownership interest in associate							40.00%